Auditor's remuneration - Summary of Auditor's Remuneration (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Analysis of income and expense [abstract]
Fees in respect of the audit of the Consolidated and Parent Company Financial Statements, including audit of consolidation returns	$ 42	$ 45	$ 39
Other audit fees, principally in respect of audits of accounts of subsidiaries	19	18	18
Total audit fees	61	63	57
Audit-related fees	3	3	3
Fees in respect of other non-audit services	2	3	3
Total	$ 66	$ 69	$ 63